Shareholder Report, Holdings (Details) - C000258071 [Member]	Jul. 31, 2025
iShares Global 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
iShares S&P 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Putnam Focused Large Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
WisdomTree U.S. Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
iShares MSCI ACWI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
International ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%